Schedule of Investments (unaudited)	iShares® ESG Advanced High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 1.3%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(a)	$175	$153,598
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 08/31/23)(a)(b)	315	289,356
7.50%, 06/01/29 (Call 06/01/24)(a)(b)	260	206,053
7.75%, 04/15/28 (Call 04/15/24)(a)	230	192,181
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(a)(b)	125	105,840
4.63%, 03/15/30 (Call 03/15/25)(a)(b)	130	108,698
5.00%, 08/15/27 (Call 08/11/23)(a)(b)	155	142,707
6.25%, 06/15/25 (Call 08/31/23)(a)	85	84,552
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)(b)	270	229,748
		1,512,733
Aerospace & Defense — 3.6%
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	165	144,426
5.13%, 10/01/24 (Call 07/01/24)	197	195,188
5.90%, 02/01/27	160	161,333
5.95%, 02/01/37(b)	150	152,199
6.88%, 05/01/25 (Call 04/01/25)	160	162,381
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)	165	140,492
7.50%, 04/15/25 (Call 08/31/23)(a)	295	295,139
9.38%, 11/30/29 (Call 11/30/25)(a)(b)	210	225,000
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)	230	205,296
4.88%, 05/01/29 (Call 05/01/24)(b)	140	126,010
5.50%, 11/15/27 (Call 08/31/23)	460	435,592
6.25%, 03/15/26 (Call 08/31/23)(a)	780	776,342
6.38%, 06/15/26 (Call 08/31/23)	160	158,373
6.75%, 08/15/28 (Call 02/15/25)(a)	380	381,839
7.50%, 03/15/27 (Call 08/31/23)	115	114,865
TransDigm UK Holdings PLC, 6.88%, 05/15/26
(Call 08/31/23)	100	99,489
Triumph Group Inc.
7.75%, 08/15/25 (Call 08/31/23)(b)	115	111,292
9.00%, 03/15/28 (Call 03/15/25)(a)	300	308,514
		4,193,770
Agriculture — 0.3%
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 08/11/23)(a)	125	121,422
6.00%, 06/15/30 (Call 06/15/25)(a)(b)	237	233,630
		355,052
Airlines — 0.8%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	275	255,541
Allegiant Travel Co., 7.25%, 08/15/27 (Call 08/15/24)(a)	145	143,459
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles
Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)(b)	280	264,415
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(a)	265	267,672
		931,087
Apparel — 0.6%
Hanesbrands Inc.
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	220	206,789
9.00%, 02/15/31 (Call 02/15/26)(a)(b)	150	153,435
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(a)	99	85,188
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	145	132,998
Security	Par (000)	Value

Apparel (continued)
Wolverine World Wide Inc., 4.00%, 08/15/29 (Call 08/15/24)(a)(b)	$145	$113,864
		692,274
Auto Manufacturers — 0.3%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	275	278,366
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(a)(b)	100	84,333
		362,699
Auto Parts & Equipment — 0.9%
Adient Global Holdings, 8.25%, 04/15/31
(Call 04/15/26)(a)(b)	125	128,438
Adient Global Holdings Ltd.
4.88%, 08/15/26 (Call 08/31/23)(a)(b)	200	191,848
7.00%, 04/15/28 (Call 04/15/25)(a)	110	111,025
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	160	136,367
6.50%, 04/01/27 (Call 08/31/23)	130	126,712
6.88%, 07/01/28 (Call 08/11/23)	80	76,046
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)(b)	95	81,239
5.38%, 11/15/27 (Call 08/11/23)	110	105,432
5.63%, 06/15/28 (Call 08/11/23)(b)	85	80,872
		1,037,979
Banks — 0.3%
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)	250	267,325
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (3-mo. SOFR + 2.250%)(c)	150	123,517
		390,842
Beverages — 0.1%
Primo Water Holdings Inc., 4.38%, 04/30/29 (Call 04/30/24)(a)	190	166,814

Building Materials — 1.5%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(a)	105	96,158
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)(b)	305	264,810
5.00%, 03/01/30 (Call 03/01/25)(a)	130	121,620
6.38%, 06/15/32 (Call 06/15/27)(a)(b)	165	164,465
Camelot Return Merger Sub Inc., 8.75%, 08/01/28 (Call 08/01/24)(a)(b)	180	176,076
Griffon Corp., 5.75%, 03/01/28 (Call 08/31/23)	230	216,379
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 08/31/23)(a)	100	95,306
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 08/31/23)(a)(b)	90	88,459
4.88%, 12/15/27 (Call 08/31/23)(a)(b)	100	89,985
Masonite International Corp., 5.38%, 02/01/28 (Call 08/31/23)(a)	105	99,895
PGT Innovations Inc., 4.38%, 10/01/29 (Call 10/01/24)(a)(b)	150	139,208
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 08/11/23)(a)	175	164,973
		1,717,334
Chemicals — 1.5%
Avient Corp.
5.75%, 05/15/25 (Call 08/31/23)(a)(b)	145	143,267
7.13%, 08/01/30 (Call 08/01/25)(a)(b)	170	171,392

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(a)	$175	$150,906
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 09/01/23)(a)(b)	125	119,196
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(a)	205	181,212
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(a)(b)	120	103,920
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)	170	160,480
5.25%, 12/15/29 (Call 09/15/29)	175	160,158
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 08/31/23)(a)	125	124,338
Rayonier AM Products Inc., 7.63%, 01/15/26 (Call 01/15/24)(a)(b)	119	106,209
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
5.13%, 04/01/29 (Call 04/01/24)(a)(b)	110	64,525
5.38%, 09/01/25 (Call 08/31/23)(a)	125	114,426
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(a)(b)	250	207,143
		1,807,172
Commercial Services — 6.7%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(a)(b)	235	204,598
4.88%, 07/15/32(a)(b)	185	159,949
AMN Healthcare Inc., 4.63%, 10/01/27 (Call 08/31/23)(a)	115	108,078
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)(b)	190	165,053
6.75%, 02/15/27 (Call 08/31/23)(a)	160	156,650
ASGN Inc., 4.63%, 05/15/28 (Call 08/31/23)(a)(b)	110	101,444
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)(b)	130	117,956
5.38%, 03/01/29 (Call 03/01/24)(a)(b)	130	120,883
5.75%, 07/15/27 (Call 08/31/23)(a)(b)	100	96,343
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)	245	224,057
3.50%, 06/01/31 (Call 03/01/31)(b)	235	196,867
Brink’s Co. (The)
4.63%, 10/15/27 (Call 08/31/23)(a)	143	134,433
5.50%, 07/15/25 (Call 08/31/23)(a)	95	94,037
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(a)	110	95,312
Cimpress PLC, 7.00%, 06/15/26 (Call 08/16/23)(b)	150	141,483
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)	120	100,726
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(a)	146	128,946
3.75%, 10/01/30 (Call 10/01/25)(a)	195	170,120
4.50%, 07/01/28 (Call 08/31/23)(a)(b)	200	187,070
Graham Holdings Co., 5.75%, 06/01/26 (Call 08/11/23)(a)	95	93,375
Grand Canyon University
4.13%, 10/01/24	117	111,088
5.13%, 10/01/28 (Call 08/01/28)	100	91,571
Herc Holdings Inc., 5.50%, 07/15/27 (Call 08/31/23)(a)(b)	305	293,001
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/23)(a)	110	99,430
5.00%, 12/01/29 (Call 12/01/24)(a)(b)	255	210,630
Korn Ferry, 4.63%, 12/15/27 (Call 08/31/23)(a)(b)	100	94,528
Mobius Merger Sub Inc., 9.00%, 06/01/30 (Call 06/01/26)(a)	125	113,611
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 04/15/24)(a)	200	182,168
Security	Par (000)	Value

Commercial Services (continued)
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 08/16/23)(a)	$129	$128,423
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)	250	220,567
5.75%, 04/15/26(a)	320	313,798
6.25%, 01/15/28 (Call 08/31/23)(a)(b)	300	282,864
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 08/31/23)(a)(b)	225	203,042
11.25%, 12/15/27 (Call 06/15/25)(a)(b)	125	110,691
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	210	175,098
4.00%, 05/15/31 (Call 05/15/26)	195	166,212
4.63%, 12/15/27 (Call 08/31/23)(b)	135	128,111
5.13%, 06/01/29 (Call 06/01/24)(b)	185	176,044
Sotheby’s, 7.38%, 10/15/27 (Call 08/11/23)(a)	200	177,076
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(a)(b)	100	87,260
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	175	148,162
3.88%, 11/15/27 (Call 08/11/23)	170	157,881
3.88%, 02/15/31 (Call 08/15/25)(b)	275	236,899
4.00%, 07/15/30 (Call 07/15/25)	175	154,747
4.88%, 01/15/28 (Call 08/11/23)	405	386,099
5.25%, 01/15/30 (Call 01/15/25)	175	166,684
5.50%, 05/15/27 (Call 08/31/23)	130	127,837
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/31/23)(a)	136	125,524
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)(b)	125	88,775
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(a)(b)	144	122,967
		7,878,168
Computers — 1.9%
Condor Merger Sub Inc., 7.38%, 02/15/30 (Call 02/15/25)(a)	475	410,538
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)(b)	185	159,744
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(a)	160	144,998
5.13%, 04/15/29 (Call 04/15/24)(a)	275	246,114
5.25%, 10/01/30 (Call 10/01/25)(a)	125	110,567
5.75%, 09/01/27 (Call 08/11/23)(a)	105	105,741
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	140	142,288
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(b)	100	88,187
4.75%, 01/01/25	120	117,912
4.88%, 06/01/27 (Call 03/01/27)	125	120,660
5.75%, 12/01/34 (Call 06/01/34)	125	111,215
8.25%, 12/15/29 (Call 07/15/26)(a)(b)	125	130,924
8.50%, 07/15/31 (Call 07/15/26)(a)	110	115,182
9.63%, 12/01/32 (Call 12/01/27)(a)	186	206,483
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)	100	81,487
		2,292,040
Cosmetics & Personal Care — 0.8%
Coty Inc.
5.00%, 04/15/26 (Call 08/31/23)(a)	225	216,934
6.50%, 04/15/26 (Call 08/31/23)(a)(b)	125	124,272
Coty Inc./HFC Prestige Products Inc./HFC Prestige
International U.S. LLC
4.75%, 01/15/29 (Call 01/15/25)(a)	110	102,076
6.63%, 07/15/30 (Call 07/16/26)(a)	175	176,526

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)	$105	$91,831
5.50%, 06/01/28 (Call 08/31/23)(a)(b)	190	180,815
		892,454
Distribution & Wholesale — 0.6%
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(a)	300	263,319
Ritchie Bros Holdings Inc.
6.75%, 03/15/28 (Call 03/15/25)(a)	140	141,894
7.75%, 03/15/31 (Call 03/15/26)(a)(b)	185	193,431
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 08/01/23)(a)	115	117,798
		716,442
Diversified Financial Services — 5.0%
Ally Financial Inc.
5.75%, 11/20/25 (Call 10/21/25)(b)	260	252,153
6.70%, 02/14/33 (Call 11/16/32)(b)	125	116,161
Burford Capital Global Finance LLC
6.25%, 04/15/28 (Call 04/15/24)(a)	100	92,631
9.25%, 07/01/31 (Call 07/01/26)(a)	100	101,130
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)	235	164,580
3.63%, 10/01/31 (Call 10/01/26)(a)	240	151,102
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 08/11/23)(a)	100	98,011
6.63%, 03/15/26 (Call 08/11/23)(b)	85	83,286
Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24
(Call 08/31/23), (7.25% PIK)(a)(d)	459	432,560
goeasy Ltd., 5.38%, 12/01/24 (Call 08/31/23)(a)(b)	135	131,605
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)	145	122,718
5.50%, 08/15/28 (Call 08/31/23)(a)	213	193,101
5.75%, 11/15/31 (Call 11/15/26)(a)	155	131,865
6.00%, 01/15/27 (Call 08/31/23)(a)	145	138,645
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	190	164,698
3.88%, 09/15/28 (Call 09/15/24)	130	107,007
4.00%, 09/15/30 (Call 09/15/25)(b)	205	161,278
5.38%, 11/15/29 (Call 05/15/29)(b)	190	164,388
6.63%, 01/15/28 (Call 07/15/27)(b)	200	189,830
6.88%, 03/15/25	295	293,838
7.13%, 03/15/26	405	401,071
9.00%, 01/15/29 (Call 07/15/25)	115	116,850
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	140	115,661
5.38%, 10/15/25 (Call 08/31/23)(a)	160	152,923
5.75%, 09/15/31 (Call 09/15/26)(a)(b)	130	109,999
PRA Group Inc., 8.38%, 02/01/28 (Call 02/01/25)(a)(b)	100	91,664
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/23)(a)	270	240,575
3.63%, 03/01/29 (Call 03/01/24)(a)	190	161,785
3.88%, 03/01/31 (Call 03/01/26)(a)	290	238,711
4.00%, 10/15/33 (Call 10/15/27)(a)	210	167,580
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	110	96,753
4.20%, 10/29/25 (Call 09/29/25)(b)	130	122,803
Synchrony Financial, 7.25%, 02/02/33 (Call 11/02/32)	185	173,042
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 08/31/23)(a)	185	177,900
Security	Par (000)	Value

Diversified Financial Services (continued)
5.50%, 04/15/29 (Call 04/15/24)(a)	$185	$162,654
5.75%, 06/15/27 (Call 06/15/24)(a)	125	116,930
		5,937,488
Electrical Components & Equipment — 0.8%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)	170	147,575
4.75%, 06/15/28 (Call 08/31/23)(a)	145	130,114
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 08/31/23)(a)	345	348,916
7.25%, 06/15/28 (Call 08/31/23)(a)	320	326,730
		953,335
Electronics — 1.1%
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(a)	100	87,068
II-VI Inc., 5.00%, 12/15/29 (Call 12/14/24)(a)(b)	240	216,094
Sensata Technologies BV
4.00%, 04/15/29 (Call 04/15/24)(a)	225	199,199
5.00%, 10/01/25(a)	170	165,692
5.63%, 11/01/24(a)	100	99,430
5.88%, 09/01/30 (Call 09/01/25)(a)	125	120,285
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	185	156,220
4.38%, 02/15/30 (Call 11/15/29)(a)	100	89,013
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(a)	125	106,560
		1,239,561
Energy - Alternate Sources — 0.1%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 08/31/23)(a)(b)	175	148,484

Engineering & Construction — 0.7%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	230	221,991
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(a)	95	85,806
Cellnex Finance Co. SA, 3.88%, 07/07/41 (Call 04/07/41)(a)	150	109,062
Dycom Industries Inc., 4.50%, 04/15/29
(Call 04/15/24)(a)(b)	120	108,590
TopBuild Corp.
3.63%, 03/15/29 (Call 03/15/24)(a)(b)	100	87,948
4.13%, 02/15/32 (Call 10/15/26)(a)(b)	105	90,170
Tutor Perini Corp., 6.88%, 05/01/25 (Call 08/16/23)(a)(b)	110	94,236
		797,803
Entertainment — 2.2%
AMC Entertainment Holdings Inc.
7.50%, 02/15/29 (Call 02/15/25)(a)(b)	220	151,708
10.00%, 06/15/26 (Call 06/15/24)(a)	360	248,314
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(b)	134	120,124
Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp./Millennium Op
5.38%, 04/15/27 (Call 08/31/23)	120	113,292
5.50%, 05/01/25 (Call 08/31/23)(a)	240	237,343
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)(b)	195	171,335
5.88%, 03/15/26 (Call 08/31/23)(a)(b)	100	94,673
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29
(Call 04/15/24)(a)(b)	245	167,480
Merlin Entertainments Ltd., 5.75%, 06/15/26
(Call 03/17/26)(a)	95	92,434
Motion Bondco DAC, 6.63%, 11/15/27 (Call 08/31/23)(a)(b)	100	92,342
Odeon Finco PLC, 12.75%, 11/01/27 (Call 11/01/24)(a)	100	99,727

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29 (Call 08/15/24)(a)(b)	$175	$158,100
Six Flags Entertainment Corp.
5.50%, 04/15/27 (Call 08/31/23)(a)	110	104,152
7.25%, 05/15/31 (Call 05/03/26)(a)(b)	210	200,806
Vail Resorts Inc., 6.25%, 05/15/25 (Call 08/31/23)(a)	150	150,339
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)(b)	200	163,574
3.75%, 12/01/29 (Call 12/01/24)(a)	125	109,567
3.88%, 07/15/30 (Call 07/15/25)(a)(b)	130	113,870
		2,589,180
Environmental Control — 0.4%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 08/31/23)(a)(b)	129	123,743
6.38%, 02/01/31 (Call 02/01/26)(a)(b)	125	125,772
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(a)	185	164,408
5.00%, 09/01/30 (Call 09/01/25)	100	87,544
		501,467
Food — 2.3%
B&G Foods Inc.
5.25%, 04/01/25 (Call 08/31/23)	230	218,776
5.25%, 09/15/27 (Call 08/31/23)(b)	119	102,541
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)	235	207,395
4.38%, 01/31/32 (Call 01/31/27)(a)	165	145,221
4.88%, 05/15/28 (Call 11/15/27)(a)(b)	130	123,331
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)	265	225,759
4.63%, 04/15/30 (Call 04/15/25)(a)	375	330,559
5.50%, 12/15/29 (Call 12/15/24)(a)	315	292,477
5.63%, 01/15/28 (Call 08/16/23)(a)(b)	232	224,388
5.75%, 03/01/27 (Call 08/16/23)(a)	93	91,093
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)	125	109,116
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	135	121,412
4.75%, 02/15/29 (Call 02/15/24)(a)	205	188,670
6.25%, 04/15/25 (Call 08/11/23)(a)	235	235,472
United Natural Foods Inc., 6.75%, 10/15/28
(Call 10/15/23)(a)(b)	123	102,560
		2,718,770
Food Service — 0.7%
Aramark Services Inc.
5.00%, 04/01/25 (Call 08/31/23)(a)(b)	150	148,027
5.00%, 02/01/28 (Call 08/31/23)(a)	260	245,708
6.38%, 05/01/25 (Call 08/31/23)(a)	375	375,600
		769,335
Forest Products & Paper — 0.3%
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(a)(b)	160	140,674
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(a)	125	86,426
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)(b)	220	180,470
		407,570
Health Care - Products — 1.0%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(a)(b)	180	157,551
4.63%, 07/15/28 (Call 08/31/23)(a)	390	361,951
Embecta Corp., 5.00%, 02/15/30 (Call 02/15/27)(a)(b)	110	90,765
Security	Par (000)	Value

Health Care - Products (continued)
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)	$235	$205,684
4.63%, 02/01/28 (Call 08/31/23)(a)	85	80,587
Teleflex Inc.
4.25%, 06/01/28 (Call 08/31/23)(a)(b)	115	106,399
4.63%, 11/15/27 (Call 08/16/23)	135	127,459
		1,130,396
Health Care - Services — 5.4%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(a)	105	97,443
5.50%, 07/01/28 (Call 08/31/23)(a)	115	110,145
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(a)(b)	140	116,900
3.50%, 04/01/30 (Call 04/01/25)(a)(b)	155	129,524
5.00%, 07/15/27 (Call 08/31/23)(a)	120	112,452
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)	120	106,201
4.00%, 03/15/31 (Call 03/15/26)(a)(b)	135	117,650
4.25%, 05/01/28 (Call 08/16/23)(a)	114	105,299
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(a)	250	189,510
5.25%, 05/15/30 (Call 05/15/25)(a)	350	279,993
5.63%, 03/15/27 (Call 12/15/23)(a)	450	401,310
6.00%, 01/15/29 (Call 01/15/24)(a)	225	194,409
6.13%, 04/01/30 (Call 04/01/25)(a)	300	189,243
6.88%, 04/01/28 (Call 08/16/23)(a)	175	109,377
6.88%, 04/15/29 (Call 04/15/24)(a)	325	215,585
8.00%, 03/15/26 (Call 08/31/23)(a)	500	491,235
8.00%, 12/15/27 (Call 08/16/23)(a)	175	171,026
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	375	299,704
4.63%, 06/01/30 (Call 06/01/25)(a)	660	563,581
Encompass Health Corp.
4.50%, 02/01/28 (Call 08/31/23)	200	185,668
4.63%, 04/01/31 (Call 03/30/26)	85	75,522
4.75%, 02/01/30 (Call 02/01/25)	195	177,230
HealthEquity Inc., 4.50%, 10/01/29 (Call 10/01/24)(a)	143	127,826
IQVIA Inc.
5.00%, 10/15/26 (Call 08/31/23)(a)	250	242,970
5.00%, 05/15/27 (Call 08/31/23)(a)	275	265,394
6.50%, 05/15/30 (Call 05/15/26)(a)	125	126,231
ModivCare Inc., 5.88%, 11/15/25 (Call 08/31/23)(a)(b)	135	125,480
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)(b)	155	132,565
3.88%, 05/15/32 (Call 02/15/32)(a)(b)	165	137,780
4.38%, 06/15/28 (Call 08/31/23)(a)	210	192,522
Pediatrix Medical Group Inc., 5.38%, 02/15/30 (Call 02/15/25)(a)(b)	85	77,358
Select Medical Corp., 6.25%, 08/15/26 (Call 08/31/23)(a)(b)	310	307,362
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(a)(b)	150	148,902
		6,323,397
Holding Companies - Diversified — 0.2%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)(b)	255	232,104

Home Builders — 0.7%
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(a)(b)	120	104,364
6.75%, 06/01/27 (Call 08/31/23)(b)	135	135,506

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(a)	$105	$93,952
6.00%, 06/01/25 (Call 03/01/25)	86	86,017
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)(b)	115	107,363
5.75%, 01/15/28 (Call 10/15/27)(a)	116	112,955
5.88%, 06/15/27 (Call 03/15/27)(a)	125	123,183
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(a)(b)	110	94,559
		857,899
Home Furnishings — 0.3%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(a)	195	158,361
4.00%, 04/15/29 (Call 04/15/24)(a)(b)	205	177,881
		336,242
Household Products & Wares — 0.3%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)(b)	130	111,648
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)(b)	100	85,007
4.13%, 04/30/31 (Call 04/30/26)(a)	110	92,029
Spectrum Brands Inc., 3.88%, 03/15/31 (Call 03/15/26)(a)(b)	125	103,163
		391,847
Housewares — 0.9%
Newell Brands Inc.
4.45%, 04/01/26 (Call 01/01/26)	495	471,576
4.88%, 06/01/25 (Call 05/01/25)	125	120,925
5.88%, 04/01/36 (Call 10/01/35)(b)	88	76,683
6.00%, 04/01/46 (Call 10/01/45)(b)	165	134,038
6.38%, 09/15/27 (Call 06/15/27)(b)	120	117,924
6.63%, 09/15/29 (Call 06/15/29)(b)	130	130,168
		1,051,314
Insurance — 0.6%
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28), (3-mo. LIBOR US + 4.135%)(c)	95	92,637
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 12/15/26), (5-year CMT + 3.315%)(a)(c)	125	100,359
4.30%, 02/01/61 (Call 02/03/26)(a)	180	112,795
7.80%, 03/07/87(a)	105	108,670
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/16/23)	155	147,475
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	100	101,511
		663,447
Internet — 1.9%
Cablevision Lightpath LLC
3.88%, 09/15/27 (Call 09/15/23)(a)	100	83,372
5.63%, 09/15/28 (Call 09/15/23)(a)	100	76,704
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(a)	100	94,669
Cogent Communications Group Inc.
3.50%, 05/01/26 (Call 02/01/26)(a)	135	125,302
7.00%, 06/15/27 (Call 06/15/24)(a)	104	100,657
Gen Digital Inc., 5.00%, 04/15/25 (Call 08/11/23)(a)	275	271,142
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)	200	172,110
5.25%, 12/01/27 (Call 08/31/23)(a)	140	134,408
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/24)(a)	130	91,225
NortonLifeLock Inc.
6.75%, 09/30/27 (Call 09/30/24)(a)(b)	220	220,746
7.13%, 09/30/30 (Call 09/30/25)(a)(b)	135	135,982
Security	Par (000)	Value

Internet (continued)
Rakuten Group Inc.
5.13%, (Call 04/22/26), (5-year CMT + 4.578%)(a)(c)(e)	$175	$121,112
6.25%, (Call 04/22/31), (5-year CMT + 4.956%)(a)(c)(e)	250	126,150
10.25%, 11/30/24(a)(b)	225	224,883
TripAdvisor Inc., 7.00%, 07/15/25 (Call 08/11/23)(a)	110	110,201
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(a)(b)	115	100,604
		2,189,267
Iron & Steel — 0.9%
Carpenter Technology Corp., 6.38%, 07/15/28 (Call 08/31/23)(b)	85	83,867
Cleveland-Cliffs Inc.
5.88%, 06/01/27 (Call 08/31/23)	135	132,380
6.75%, 03/15/26 (Call 08/31/23)(a)	200	201,280
6.75%, 04/15/30	190	184,997
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(a)	160	160,483
8.13%, 05/01/27 (Call 09/01/23)(a)	175	175,273
8.50%, 05/01/30 (Call 05/01/25)(a)	150	152,220
		1,090,500
Leisure Time — 3.1%
Life Time Inc.
5.75%, 01/15/26 (Call 08/31/23)(a)	235	230,389
8.00%, 04/15/26 (Call 08/31/23)(a)(b)	100	100,050
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 08/11/23)(a)(b)	135	129,615
5.88%, 03/15/26 (Call 12/15/25)(a)	350	331,450
5.88%, 02/15/27 (Call 02/15/24)(a)	235	228,803
7.75%, 02/15/29 (Call 11/15/28)(a)(b)	150	143,616
8.38%, 02/01/28 (Call 02/01/25)(a)	145	151,255
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)	110	100,099
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)	100	87,242
4.25%, 07/01/26 (Call 01/01/26)(a)	135	125,565
5.38%, 07/15/27 (Call 10/15/26)(a)	222	211,106
5.50%, 08/31/26 (Call 02/28/26)(a)	240	230,460
5.50%, 04/01/28 (Call 10/01/27)(a)	385	362,886
7.25%, 01/15/30 (Call 12/15/25)(a)(b)	160	161,979
8.25%, 01/15/29 (Call 04/01/25)(a)	225	234,986
9.25%, 01/15/29 (Call 04/01/25)(a)(b)	250	266,132
11.50%, 06/01/25 (Call 08/11/23)(a)	166	175,942
11.63%, 08/15/27 (Call 08/15/24)(a)	290	316,503
		3,588,078
Lodging — 2.1%
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)	355	297,692
3.75%, 05/01/29 (Call 05/01/24)(a)	180	160,504
4.00%, 05/01/31 (Call 05/01/26)(a)(b)	275	239,932
4.88%, 01/15/30 (Call 01/15/25)	247	231,619
5.38%, 05/01/25 (Call 08/11/23)(a)(b)	105	104,178
5.75%, 05/01/28 (Call 08/31/23)(a)(b)	120	118,242
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand
Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)	130	110,919
5.00%, 06/01/29 (Call 06/01/24)(a)	210	187,841
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 08/16/23)	160	154,565
Marriott Ownership Resorts Inc., 4.50%, 06/15/29
(Call 06/15/24)(a)(b)	105	90,893

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(a)	$275	$211,505
6.00%, 07/15/25 (Call 08/31/23)(a)	90	85,252
6.50%, 01/15/28 (Call 08/31/23)(a)	125	106,270
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)(b)	175	150,813
6.00%, 04/01/27 (Call 01/01/27)	95	93,021
6.63%, 07/31/26 (Call 04/30/26)(a)(b)	150	149,310
		2,492,556
Machinery — 1.1%
Chart Industries Inc.
7.50%, 01/01/30 (Call 01/01/26)(a)(b)	350	359,093
9.50%, 01/01/31 (Call 01/01/26)(a)(b)	140	150,990
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(a)	135	112,176
GrafTech Global Enterprises Inc., 9.88%, 12/15/28 (Call 12/15/25)(a)	100	101,641
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	111	99,196
SPX FLOW Inc., 8.75%, 04/01/30 (Call 04/01/25)(a)	125	115,529
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(a)(b)	145	134,880
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)(b)	220	197,435
		1,270,940
Manufacturing — 0.3%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 08/31/23)(a)(b)	125	124,233
Hillenbrand Inc., 5.75%, 06/15/25 (Call 08/11/23)	100	99,307
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	87	85,179
7.75%, 07/15/28 (Call 07/15/25)(a)	90	91,799
		400,518
Media — 10.6%
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(a)(b)	140	110,601
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/34 (Call 01/15/28)(a)	200	153,542
4.50%, 06/01/33 (Call 06/01/27)(a)	400	316,800
4.75%, 03/01/30 (Call 09/01/24)(a)	500	432,730
4.75%, 02/01/32 (Call 02/01/27)(a)	375	310,631
5.13%, 05/01/27 (Call 08/31/23)(a)	275	257,991
5.38%, 06/01/29 (Call 06/01/24)(a)	75	68,614
5.50%, 05/01/26 (Call 08/31/23)(a)	75	73,187
6.38%, 09/01/29 (Call 09/01/25)(a)(b)	500	478,070
7.38%, 03/01/31 (Call 03/01/26)(a)	150	148,913
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)	200	138,094
4.13%, 12/01/30 (Call 12/01/25)(a)	225	162,677
4.50%, 11/15/31 (Call 11/15/26)(a)	325	233,100
4.63%, 12/01/30 (Call 12/01/25)(a)(b)	525	264,826
5.00%, 11/15/31 (Call 11/15/26)(a)(b)	125	63,274
5.38%, 02/01/28 (Call 08/31/23)(a)	225	187,814
5.50%, 04/15/27 (Call 08/31/23)(a)	275	235,672
5.75%, 01/15/30 (Call 01/15/25)(a)	500	259,170
6.50%, 02/01/29 (Call 02/01/24)(a)	425	361,046
7.50%, 04/01/28 (Call 04/01/24)(a)(b)	225	139,322
11.25%, 05/15/28 (Call 05/15/25)(a)(b)	250	247,187
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(a)(b)	305	210,633
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(b)	195	137,257
5.88%, 07/15/26 (Call 08/31/23)(a)(b)	175	157,808
7.00%, 05/15/27 (Call 08/11/23)(a)(b)	185	160,075
Security	Par (000)	Value

Media (continued)
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 08/31/23)(a)(b)	$120	$92,220
5.25%, 08/15/27 (Call 08/16/23)(a)(b)	180	141,716
6.38%, 05/01/26 (Call 08/16/23)	190	164,458
8.38%, 05/01/27 (Call 05/01/24)(b)	265	181,188
Liberty Interactive LLC, 8.25%, 02/01/30	125	46,700
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(a)	230	201,942
8.00%, 08/01/29 (Call 08/01/24)(a)	160	137,469
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)(b)	235	207,235
5.63%, 07/15/27 (Call 08/11/23)(a)	405	381,316
Scripps Escrow II Inc., 3.88%, 01/15/29
(Call 01/15/24)(a)(b)	135	112,201
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 08/31/23)(a)(b)	100	83,536
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)	185	120,357
5.50%, 03/01/30 (Call 12/01/24)(a)(b)	125	65,695
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(a)(b)	230	207,205
3.88%, 09/01/31 (Call 09/01/26)(a)(b)	370	289,669
4.00%, 07/15/28 (Call 07/15/24)(a)	480	417,730
4.13%, 07/01/30 (Call 07/01/25)(a)	351	289,031
5.00%, 08/01/27 (Call 08/31/23)(a)	370	343,767
5.50%, 07/01/29 (Call 07/01/24)(a)	315	288,039
TEGNA Inc.
4.63%, 03/15/28 (Call 08/31/23)	235	211,585
4.75%, 03/15/26 (Call 08/31/23)(a)	120	115,152
5.00%, 09/15/29 (Call 09/15/24)	260	231,668
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 08/11/23)(a)	400	367,996
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(a)	245	212,626
5.13%, 02/15/25 (Call 08/11/23)(a)	365	359,321
6.63%, 06/01/27 (Call 08/11/23)(a)	345	335,619
7.38%, 06/30/30 (Call 06/30/25)(a)	230	223,969
8.00%, 08/15/28 (Call 08/15/25)(a)	130	130,971
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	285	239,922
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	130	113,108
5.13%, 04/15/27 (Call 08/31/23)(a)	130	125,810
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(a)	375	304,774
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)	125	98,419
6.00%, 01/15/27 (Call 08/31/23)(a)	160	148,816
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(a)	225	190,291
		12,490,555
Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems Inc., 6.38%, 06/15/30
(Call 07/15/25)(a)(b)	110	109,420

Mining — 1.4%
Compass Minerals International Inc., 6.75%, 12/01/27
(Call 08/11/23)(a)(b)	120	117,312
Constellium SE, 3.75%, 04/15/29 (Call 04/15/24)(a)	125	108,770
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)	345	296,700
4.50%, 09/15/27 (Call 06/15/27)(a)	160	149,584

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(a)(b)	$170	$163,090
6.13%, 04/15/32 (Call 01/15/32)(a)(b)	195	187,288
Hecla Mining Co., 7.25%, 02/15/28 (Call 08/16/23)	110	108,956
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)	145	118,836
4.63%, 03/01/28 (Call 08/31/23)(a)(b)	125	112,110
New Gold Inc., 7.50%, 07/15/27 (Call 08/31/23)(a)	100	95,546
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 09/01/23)(a)	100	98,332
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 08/31/23)(a)(b)	95	88,083
		1,644,607
Office & Business Equipment — 0.4%
Pitney Bowes Inc., 6.88%, 03/15/27 (Call 03/15/24)(a)(b)	100	76,070
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)	190	182,358
5.50%, 08/15/28 (Call 07/15/28)(a)	190	166,731
		425,159
Office Furnishings — 0.1%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	115	101,869

Packaging & Containers — 2.7%
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(b)	315	259,894
3.13%, 09/15/31 (Call 06/15/31)	210	172,807
4.88%, 03/15/26 (Call 12/15/25)	195	190,589
5.25%, 07/01/25	245	242,851
6.00%, 06/15/29 (Call 05/15/26)	230	230,000
6.88%, 03/15/28 (Call 11/15/24)	170	173,806
Berry Global Inc., 5.63%, 07/15/27 (Call 08/31/23)(a)(b)	135	132,412
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 09/01/23)(a)	110	103,847
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(a)	80	72,496
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27 (Call 08/31/23)(a)(b)	140	139,476
7.25%, 05/15/31 (Call 05/15/26)(b)	190	193,240
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)(b)	110	101,329
5.00%, 04/15/29 (Call 04/15/25)(a)	105	98,056
5.13%, 12/01/24 (Call 09/01/24)(a)	110	108,709
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	95	93,985
6.88%, 07/15/33(a)(b)	95	99,130
Sealed Air Corp./Sealed Air Corp. US, 6.13%, 02/01/28 (Call 02/01/25)(a)	195	194,446
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 08/16/23)	140	128,038
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(a)	100	88,851
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/31/23)(a)	250	237,473
8.50%, 08/15/27 (Call 08/11/23)(a)(b)	175	168,672
		3,230,107
Pharmaceuticals — 4.5%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(a)	110	96,319
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(a)	120	98,728
5.13%, 03/01/30 (Call 03/01/25)(a)(b)	130	108,013
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/23)(a)	150	85,527
9.25%, 04/01/26 (Call 08/31/23)(a)(b)	175	149,713
Security	Par (000)	Value

Pharmaceuticals (continued)
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(a)	$375	$227,524
5.00%, 01/30/28 (Call 01/30/24)(a)	100	46,299
5.00%, 02/15/29 (Call 02/15/24)(a)(b)	110	50,492
5.25%, 01/30/30 (Call 01/30/25)(a)	200	89,840
5.25%, 02/15/31 (Call 02/15/26)(a)	125	56,969
5.50%, 11/01/25 (Call 08/31/23)(a)	425	382,389
5.75%, 08/15/27 (Call 08/16/23)(a)(b)	125	79,974
6.13%, 02/01/27 (Call 02/01/24)(a)	235	154,975
6.25%, 02/15/29 (Call 02/15/24)(a)(b)	200	93,024
9.00%, 12/15/25 (Call 08/31/23)(a)(b)	225	207,380
11.00%, 09/30/28(a)	425	314,628
Elanco Animal Health Inc., 6.65%, 08/28/28 (Call 05/28/28)(b)	175	172,919
Grifols Escrow Issuer SA, 4.75%, 10/15/28 (Call 10/15/24)(a)(b)	165	145,312
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/23)(a)	155	147,839
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)(b)	130	98,804
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/21/23)(a)	175	176,806
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	360	320,252
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(a)	125	111,294
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(a)	485	434,691
5.13%, 04/30/31 (Call 04/30/26)(a)(b)	500	423,750
Owens & Minor Inc.
4.50%, 03/31/29 (Call 03/31/24)(a)	125	107,681
6.63%, 04/01/30 (Call 04/01/25)(a)(b)	130	119,161
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	175	169,575
4.38%, 03/15/26 (Call 12/15/25)	175	166,556
4.65%, 06/15/30 (Call 03/15/30)(b)	175	156,772
PRA Health Sciences Inc., 2.88%, 07/15/26 (Call 08/31/23)(a)	125	115,190
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)	150	125,972
5.13%, 01/15/28 (Call 08/31/23)(a)	100	95,526
		5,329,894
Real Estate — 1.1%
Cushman & Wakefield U.S. Borrower, LLC, 6.75%,
05/15/28 (Call 08/31/23)(a)(b)	170	156,028
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)	160	135,386
4.38%, 02/01/31 (Call 02/01/26)(a)	160	132,042
5.38%, 08/01/28 (Call 08/31/23)(a)	180	165,161
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	130	106,041
4.75%, 02/01/30 (Call 09/01/24)	150	117,036
5.00%, 03/01/31 (Call 03/01/26)	150	116,284
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(a)	250	180,312
5.75%, 01/15/29 (Call 01/15/24)(a)	220	162,718
		1,271,008
Real Estate Investment Trusts — 5.7%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)(b)	124	99,348

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27 (Call 10/15/26)(a)(b)	$100	$86,072
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(a)	195	168,554
5.75%, 05/15/26 (Call 08/11/23)(a)	210	196,923
CTR Partnership LP/CareTrust Capital Corp., 3.88%,06/30/28 (Call 03/30/28)(a)(b)	100	88,924
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)	240	216,624
6.00%, 04/15/25 (Call 08/31/23)(a)(b)	90	88,639
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)(b)	259	223,043
4.88%, 09/15/27 (Call 08/11/23)(a)(b)	225	210,863
4.88%, 09/15/29 (Call 09/15/24)(a)	245	221,112
5.00%, 07/15/28 (Call 08/11/23)(a)	130	120,327
5.25%, 03/15/28 (Call 08/11/23)(a)	200	187,820
5.25%, 07/15/30 (Call 07/15/25)(a)	325	294,170
5.63%, 07/15/32 (Call 07/15/26)(a)	155	139,723
7.00%, 02/15/29(b)	245	245,965
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(a)	175	151,553
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	305	219,649
4.63%, 08/01/29 (Call 08/01/24)(b)	220	175,320
5.00%, 10/15/27 (Call 08/31/23)(b)	345	302,555
5.25%, 08/01/26 (Call 08/31/23)(b)	120	110,498
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)	170	148,490
5.88%, 10/01/28 (Call 10/01/23)(a)	175	161,940
7.50%, 06/01/25 (Call 08/31/23)(a)	155	155,913
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)	145	129,146
4.75%, 10/15/27 (Call 08/31/23)	166	156,078
7.25%, 07/15/28	100	101,784
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(b)	370	311,958
3.88%, 02/15/27 (Call 08/11/23)(b)	345	317,783
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)	110	97,521
3.75%, 12/31/24 (Call 09/30/24)(a)	105	100,549
4.38%, 01/15/27 (Call 07/15/26)(a)(b)	110	97,625
4.75%, 03/15/25 (Call 09/15/24)	125	121,108
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30 (Call 01/15/25)(a)	155	102,536
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)(b)	125	104,199
6.50%, 02/15/29 (Call 02/15/24)(a)	285	198,289
10.50%, 02/15/28 (Call 09/15/25)(a)	630	626,195
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(a)(b)	125	108,906
6.38%, 08/15/25 (Call 08/11/23)(a)	120	118,276
		6,705,978
Retail — 6.7%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)(b)	165	145,137
3.88%, 01/15/28 (Call 08/31/23)(a)	385	352,352
4.00%, 10/15/30 (Call 10/15/25)(a)	705	604,805
4.38%, 01/15/28 (Call 08/31/23)(a)	190	175,454
Security	Par (000)	Value

Retail (continued)
5.75%, 04/15/25 (Call 08/31/23)(a)	$115	$114,410
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 08/11/23)	85	77,886
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	195	172,912
4.75%, 03/01/30 (Call 03/01/25)	110	97,127
5.00%, 02/15/32 (Call 11/15/26)(a)(b)	140	122,119
Bath & Body Works Inc.
5.25%, 02/01/28	125	119,209
6.63%, 10/01/30 (Call 10/01/25)(a)	250	241,473
6.75%, 07/01/36	150	136,416
6.88%, 11/01/35	225	208,712
7.50%, 06/15/29 (Call 06/15/24)	125	126,616
Beacon Roofing Supply Inc., 6.50%, 08/01/30 (Call 08/01/26)(a)	101	101,245
Carvana Co.
4.88%, 09/01/29 (Call 09/01/24)(a)	205	127,100
5.50%, 04/15/27 (Call 04/15/24)(a)	165	120,918
5.63%, 10/01/25 (Call 08/11/23)(a)	135	120,993
5.88%, 10/01/28 (Call 10/01/23)(a)	165	100,007
10.25%, 05/01/30 (Call 05/01/27)(a)	895	728,333
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 08/31/23)(a)	104	105,062
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(a)	100	78,132
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/31/23)(a)	180	158,699
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of
America LLC, 4.75%, 06/01/27 (Call 08/31/23)(a)	180	173,896
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)	195	167,934
4.38%, 01/15/31 (Call 10/15/25)(a)(b)	125	107,458
4.63%, 12/15/27 (Call 08/31/23)(a)(b)	100	93,050
Macy’s Retail Holdings LLC
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	115	106,398
5.88%, 03/15/30 (Call 03/15/25)(a)(b)	105	94,780
6.13%, 03/15/32 (Call 03/15/27)(a)(b)	110	98,578
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 11/01/23)(a)(b)	215	182,752
7.88%, 05/01/29 (Call 05/01/24)(a)	300	213,813
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)	110	86,809
4.38%, 04/01/30 (Call 01/01/30)(b)	120	101,201
5.00%, 01/15/44 (Call 07/15/43)(b)	220	149,972
Papa John’s International Inc., 3.88%, 09/15/29 (Call 09/15/24)(a)(b)	95	81,703
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 08/11/23)(b)	125	119,066
3.75%, 06/15/29 (Call 06/15/24)	125	108,159
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)(b)	125	70,751
4.45%, 02/15/25 (Call 11/15/24)(b)	150	126,959
4.75%, 02/15/27 (Call 11/15/26)(b)	125	80,828
Rite Aid Corp., 8.00%, 11/15/26 (Call 01/15/24)(a)	210	104,966
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 08/31/23)	160	158,979
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	150	128,520
4.88%, 11/15/31 (Call 11/15/26)(a)(b)	135	112,204
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)(b)	245	209,651
4.63%, 01/31/32 (Call 10/01/26)	280	253,621
4.75%, 01/15/30 (Call 10/15/29)(a)	195	182,329

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
5.38%, 04/01/32 (Call 04/01/27)(b)	$235	$222,402
		7,871,896
Semiconductors — 0.6%
ams-OSRAM AG, 7.00%, 07/31/25 (Call 08/31/23)(a)	100	88,968
Entegris Escrow Corp., 5.95%, 06/15/30 (Call 06/15/25)(a)(b)	230	220,452
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(a)(b)	110	95,928
4.38%, 04/15/28 (Call 08/11/23)(a)(b)	80	73,253
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(a)(b)	175	158,503
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	100	86,278
		723,382
Software — 2.9%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/31/23)(a)	85	83,774
Alteryx Inc., 8.75%, 03/15/28 (Call 03/15/25)(a)(b)	100	97,298
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(a)	235	214,974
Camelot Finance SA, 4.50%, 11/01/26 (Call 08/31/23)(a)	175	165,097
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29 (Call 06/15/25)(a)	190	187,866
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(a)(b)	205	182,983
4.88%, 07/01/29 (Call 06/30/24)(a)(b)	235	208,741
Consensus Cloud Solutions Inc., 6.50%, 10/15/28 (Call 10/15/26)(a)(b)	125	109,660
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 (Call 12/15/24)(a)(b)	115	101,838
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(a)(b)	135	116,961
Fair Isaac Corp.
4.00%, 06/15/28 (Call 08/16/23)(a)	205	188,159
5.25%, 05/15/26 (Call 02/15/26)(a)	110	107,933
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)	120	108,011
Open Text Corp.
3.88%, 02/15/28 (Call 08/31/23)(a)	230	204,689
3.88%, 12/01/29 (Call 12/01/24)(a)	190	160,700
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(a)(b)	200	171,750
4.13%, 12/01/31 (Call 12/01/26)(a)	167	138,610
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)(b)	160	141,187
PTC Inc.
3.63%, 02/15/25 (Call 08/31/23)(a)	134	129,439
4.00%, 02/15/28 (Call 08/31/23)(a)	125	115,335
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(a)(b)	150	67,175
5.38%, 12/01/28 (Call 12/01/23)(a)(b)	125	35,010
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)(b)	110	94,383
3.88%, 03/15/31 (Call 03/15/26)(b)	125	105,841
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.,
3.88%, 02/01/29 (Call 02/01/24)(a)(b)	170	146,222
		3,383,636
Telecommunications — 8.1%
Altice France SA
5.50%, 10/15/29 (Call 10/15/24)(a)	475	337,160
8.13%, 02/01/27 (Call 08/11/23)(a)	425	347,590
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/23)(a)	100	70,621
Security	Par (000)	Value

Telecommunications (continued)
5.13%, 07/15/29 (Call 04/15/24)(a)	$600	$420,696
5.50%, 01/15/28 (Call 08/31/23)(a)	275	202,139
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(a)(b)	85	74,705
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(a)	290	222,935
6.00%, 03/01/26 (Call 08/31/23)(a)(b)	370	339,582
7.13%, 07/01/28 (Call 08/31/23)(a)(b)	175	116,473
8.25%, 03/01/27 (Call 08/31/23)(a)(b)	220	166,786
CommScope Technologies LLC
5.00%, 03/15/27 (Call 08/11/23)(a)	190	126,829
6.00%, 06/15/25 (Call 08/11/23)(a)(b)	316	286,786
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(a)	100	74,848
6.50%, 10/01/28 (Call 10/01/23)(a)(b)	205	159,873
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(a)	375	317,891
5.88%, 10/15/27 (Call 10/15/23)(a)	275	251,383
5.88%, 11/01/29 (Call 11/01/24)	175	128,284
6.00%, 01/15/30 (Call 10/15/24)(a)	250	181,615
6.75%, 05/01/29 (Call 05/01/24)(a)	225	174,008
8.63%, 03/15/31 (Call 03/15/26)(a)	175	167,668
8.75%, 05/15/30 (Call 05/15/25)(a)	300	289,182
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(a)	750	684,472
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(a)	180	158,825
3.63%, 01/15/29 (Call 01/15/24)(a)	210	138,663
3.75%, 07/15/29 (Call 01/15/24)(a)	220	144,335
3.88%, 11/15/29 (Call 08/15/29)(a)	195	166,255
4.25%, 07/01/28 (Call 08/31/23)(a)	310	219,381
4.63%, 09/15/27 (Call 08/31/23)(a)	250	189,910
10.50%, 05/15/30 (Call 05/15/26)(a)	238	246,554
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 08/31/23)(a)	335	220,075
4.50%, 01/15/29 (Call 01/15/24)(a)	115	47,600
5.13%, 12/15/26 (Call 08/31/23)(a)(b)	2	1,042
Rogers Communications Inc., 5.25%, 03/15/82 (Call 03/15/27), (5-year CMT + 3.590%)(a)(c)	184	169,688
Telecom Italia Capital SA
6.00%, 09/30/34	230	185,845
6.38%, 11/15/33	230	193,973
7.20%, 07/18/36	250	214,778
7.72%, 06/04/38	250	222,052
U.S. Cellular Corp., 6.70%, 12/15/33(b)	115	99,269
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(a)(b)	100	85,994
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26), (5-year CMT + 2.447%)(c)	125	110,938
4.13%, 06/04/81 (Call 04/04/31), (5-year CMT + 2.767%)(b)(c)	245	195,027
5.13%, 06/04/81 (Call 12/04/50), (5-year CMT + 3.073%)(b)(c)	220	159,878
7.00%, 04/04/79 (Call 01/04/29), (5-year USD Swap + 4.873%)(c)	485	496,708
Windstream Escrow LLC/Windstream Escrow Finance
Corp., 7.75%, 08/15/28 (Call 08/31/23)(a)(b)	330	277,355
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 08/31/23)(a)(b)	345	246,709
6.13%, 03/01/28 (Call 08/31/23)(a)(b)	270	166,774
		9,499,154

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation — 0.1%
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 08/16/23)(a)	$135	$120,226

Trucking & Leasing — 0.1%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25), (3-mo. SOFR + 4.300%)(a)(c)	125	122,490

Total Long-Term Investments — 98.7%
(Cost: $128,085,383)		116,057,739

Short-Term Securities

Money Market Funds — 29.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(f)(g)(h)	33,320	33,330,340
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(f)(g)	1,510	1,510,000

Total Short-Term Securities — 29.7%
(Cost: $34,827,500)		34,840,340

Total Investments — 128.4%
(Cost: $162,912,883)		150,898,079

Liabilities in Excess of Other Assets — (28.4)%		(33,350,866)

Net Assets — 100.0%		$117,547,213

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	Perpetual security with no stated maturity date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$27,818,631	$5,498,642	(a)	$—		$(261)	$13,328	$33,330,340	33,320	$131,580	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,105,000	—		(595,000	)(a)	—	—	1,510,000	1,510	36,085		—
						$(261)	$13,328	$34,840,340		$167,665		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
July 31, 2023

Fair Value Hierarchy as of Period End (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$116,057,739	$—	$116,057,739
Short-Term Securities
Money Market Funds	34,840,340	—	—	34,840,340
	$34,840,340	$116,057,739	$—	$150,898,079

Portfolio Abbreviation

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate